Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 39.1%
Communication Services 4.9%
Amazon.com, Inc., 4.25%, 8/22/2057		45,000	61,306
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 1.964% *, 6/12/2024		207,000	192,241
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		225,000	220,500
144A, 4.75%, 3/1/2030		100,000	99,500
CenturyLink, Inc., 144A, 4.0%, 2/15/2027		30,000	29,100
Charter Communications Operating LLC:
3.75%, 2/15/2028		75,000	75,346
5.05%, 3/30/2029		60,000	64,860
Discovery Communications LLC, 5.3%, 5/15/2049		50,000	50,586
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	235,538
Lamar Media Corp., 144A, 3.75%, 2/15/2028		100,000	93,738
Match Group, Inc., 144A, 4.125%, 8/1/2030		135,000	120,656
Netflix, Inc.:
5.5%, 2/15/2022		125,000	127,188
5.875%, 11/15/2028		125,000	133,563
NortonLifeLock, Inc., 3.95%, 6/15/2022		225,000	225,218
VeriSign, Inc.:
4.625%, 5/1/2023		250,000	249,375
5.25%, 4/1/2025		250,000	257,500
Verizon Communications, Inc., 4.329%, 9/21/2028		70,000	79,613
Vodafone Group PLC, 4.25%, 9/17/2050		55,000	56,531
Walt Disney Co., 4.7%, 3/23/2050		15,000	19,601
			2,391,960
Consumer Discretionary 5.0%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		210,000	194,019
Ford Motor Credit Co. LLC:
4.271%, 1/9/2027		200,000	170,500
5.584%, 3/18/2024		206,000	195,700
General Motors Financial Co., Inc.:
3.15%, 6/30/2022		265,000	238,697
4.35%, 4/9/2025		84,000	72,879
Hasbro, Inc., 3.55%, 11/19/2026		70,000	66,779
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		130,000	121,550
Home Depot, Inc.:
3.125%, 12/15/2049		80,000	78,931
3.35%, 4/15/2050		50,000	52,240
Hyundai Capital America, 144A, 3.5%, 11/2/2026		200,000	193,537
Lowe's Companies, Inc.:
4.05%, 5/3/2047		40,000	39,603
4.55%, 4/5/2049		25,000	26,970
5.0%, 4/15/2040		35,000	39,900
5.125%, 4/15/2050		25,000	30,184
McDonald's Corp:
2.125%, 3/1/2030		35,000	32,333
4.2%, 4/1/2050		50,000	55,927
NIKE, Inc., 3.375%, 3/27/2050		29,000	31,636
O'Reilly Automotive, Inc., 4.2%, 4/1/2030		35,000	36,206
QVC, Inc., 4.75%, 2/15/2027		172,000	152,138
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		130,000	118,950
Sands China Ltd., 4.6%, 8/8/2023		200,000	204,498
Target Corp., 2.65%, 9/15/2030		30,000	30,886
TJX Companies, Inc., 3.875%, 4/15/2030 (b)		45,000	46,459
Walmart, Inc., 3.4%, 6/26/2023		175,000	185,597
			2,416,119
Consumer Staples 1.4%
Albertsons Companies, Inc.:
144A, 3.5%, 2/15/2023		30,000	29,535
144A, 4.625%, 1/15/2027		90,000	89,550
Altria Group, Inc., 4.8%, 2/14/2029		25,000	26,019
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		55,000	64,647
Archer-Daniels-Midland Co., 2.75%, 3/27/2025		30,000	30,618
BAT Capital Corp., 4.906%, 4/2/2030 (b)		100,000	102,578
Estee Lauder Companies, Inc., 2.375%, 12/1/2029		26,000	25,193
General Mills, Inc., 2.875%, 4/15/2030 (b)		65,000	64,870
Keurig Dr Pepper, Inc.:
4.057%, 5/25/2023		90,000	93,620
4.597%, 5/25/2028		70,000	76,570
PepsiCo, Inc.:
3.375%, 7/29/2049		55,000	61,820
3.5%, 3/19/2040		25,000	27,967
Sysco Corp., 5.95%, 4/1/2030 (b)		15,000	14,969
			707,956
Energy 2.1%
Apache Corp.:
4.375%, 10/15/2028		70,000	37,394
4.75%, 4/15/2043		40,000	17,700
Buckeye Partners LP, 144A, 4.125%, 3/1/2025		30,000	25,290
Cheniere Energy Partners LP, 5.625%, 10/1/2026		200,000	184,000
Devon Energy Corp., 5.0%, 6/15/2045		100,000	63,919
Energy Transfer Operating LP:
4.25%, 3/15/2023		350,000	316,925
5.0%, 5/15/2050		20,000	15,569
Exxon Mobil Corp.:
2.44%, 8/16/2029		87,000	89,849
3.482%, 3/19/2030		100,000	110,443
Hess Corp., 5.8%, 4/1/2047		100,000	66,563
Plains All American Pipeline LP, 3.55%, 12/15/2029		40,000	27,300
Western Midstream Operating LP, 4.05%, 2/1/2030		125,000	54,418
			1,009,370
Financials 7.1%
Air Lease Corp., 3.0%, 2/1/2030		125,000	90,276
Aircastle Ltd., 4.4%, 9/25/2023		109,000	104,238
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		200,000	205,790
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		200,000	215,113
Avolon Holdings Funding Ltd.:
144A, 3.25%, 2/15/2027		59,000	46,270
144A, 5.125%, 10/1/2023		167,000	144,234
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	186,152
Banco Santander SA, 2.706%, 6/27/2024		200,000	196,169
Bank of America Corp., 4.3%, Perpetual (c)		204,000	175,440
Citigroup, Inc.:
3.2%, 10/21/2026		170,000	176,035
4.412%, 3/31/2031		80,000	87,894
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		96,000	104,058
Global Payments, Inc., 3.2%, 8/15/2029		120,000	114,517
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		40,000	38,896
HSBC Holdings PLC, 2.633%, 11/7/2025		250,000	242,523
JPMorgan Chase & Co., 2.739%, 10/15/2030		100,000	101,314
Morgan Stanley, 3.622%, 4/1/2031		150,000	156,891
PayPal Holdings, Inc.:
2.65%, 10/1/2026		84,000	82,232
2.85%, 10/1/2029		25,000	24,737
Progressive Corp., 3.2%, 3/26/2030		15,000	16,218
Prudential Financial, Inc., 4.35%, 2/25/2050		25,000	25,013
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026		270,000	239,294
Societe Generale SA, 144A, 2.625%, 1/22/2025		200,000	192,536
State Street Corp., 2.4%, 1/24/2030		102,000	96,038
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	88,127
Synchrony Financial, 4.375%, 3/19/2024		40,000	39,349
The Allstate Corp., 3.85%, 8/10/2049		30,000	33,961
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		100,000	102,223
4.4%, Perpetual (c)		63,000	52,605
Wells Fargo & Co., 3.196%, 6/17/2027		90,000	92,739
			3,470,882
Health Care 4.7%
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		50,000	50,205
144A, 4.25%, 11/21/2049		30,000	31,870
4.45%, 5/14/2046		20,000	21,227
Alcon Finance Corp., 144A, 3.0%, 9/23/2029		200,000	199,425
Allergan Funding SCS, 4.75%, 3/15/2045		25,000	26,946
Amgen, Inc.:
3.375%, 2/21/2050		50,000	52,113
4.563%, 6/15/2048		40,000	48,925
Anthem, Inc., 2.875%, 9/15/2029		40,000	38,970
Bausch Health Companies, Inc., 144A, 5.25%, 1/30/2030		40,000	37,822
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	79,422
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		85,000	106,467
Centene Corp.:
144A, 3.375%, 2/15/2030		58,000	53,940
144A, 4.25%, 12/15/2027		90,000	88,200
144A, 4.625%, 12/15/2029		50,000	50,250
Cigna Corp.:
2.4%, 3/15/2030		30,000	28,414
3.2%, 3/15/2040		15,000	13,880
CVS Health Corp.:
4.25%, 4/1/2050		20,000	20,760
5.05%, 3/25/2048		45,000	51,414
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	200,000	191,754
HCA, Inc.:
3.5%, 9/1/2030		360,000	326,596
5.25%, 6/15/2026		130,000	136,340
5.375%, 9/1/2026		115,000	118,450
Merck & Co., Inc., 4.0%, 3/7/2049		80,000	100,836
Pfizer, Inc., 4.2%, 9/15/2048		60,000	74,264
Select Medical Corp., 144A, 6.25%, 8/15/2026		160,000	160,000
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		110,000	106,024
UnitedHealth Group, Inc., 2.875%, 8/15/2029		54,000	56,533
			2,271,047
Industrials 2.4%
3M Co., 3.7%, 4/15/2050		26,000	29,386
Carrier Global Corp.:
144A, 2.722%, 2/15/2030		70,000	64,500
144A, 3.377%, 4/5/2040		15,000	13,151
CSX Corp.:
3.35%, 9/15/2049		50,000	47,277
4.25%, 11/1/2066		20,000	19,904
Delta Air Lines, Inc., 4.375%, 4/19/2028		94,000	75,617
FedEx Corp., 4.05%, 2/15/2048		114,000	100,204
General Dynamics Corp.:
4.25%, 4/1/2040		45,000	53,688
4.25%, 4/1/2050		15,000	18,888
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		120,000	121,202
Northrop Grumman Corp., 5.25%, 5/1/2050		30,000	40,569
Otis Worldwide Corp., 144A, 2.565%, 2/15/2030		60,000	58,314
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		195,000	192,619
144A, 6.25%, 1/15/2028		70,000	60,375
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		185,000	167,018
Union Pacific Corp., 144A, 3.839%, 3/20/2060		60,000	62,623
United Parcel Service, Inc., 5.3%, 4/1/2050		30,000	39,302
			1,164,637
Information Technology 3.5%
Apple, Inc.:
2.05%, 9/11/2026		77,000	78,939
3.75%, 9/12/2047		100,000	122,339
Broadcom, Inc., 144A, 3.625%, 10/15/2024		200,000	196,811
Dell International LLC:
144A, 4.9%, 10/1/2026		198,000	194,870
144A, 5.875%, 6/15/2021		159,000	159,199
Intel Corp., 3.25%, 11/15/2049		60,000	64,561
International Business Machines Corp., 3.5%, 5/15/2029		100,000	108,485
KLA Corp., 3.3%, 3/1/2050		31,000	29,043
Microsoft Corp., 3.7%, 8/8/2046		86,000	103,238
MSCI, Inc., 144A, 4.0%, 11/15/2029		65,000	64,570
NVIDIA Corp.:
3.5%, 4/1/2040		14,000	14,853
3.5%, 4/1/2050		22,000	23,921
NXP BV, 144A, 3.875%, 9/1/2022		200,000	200,775
Open Text Corp., 144A, 3.875%, 2/15/2028		175,000	164,500
Oracle Corp.:
3.6%, 4/1/2050 (b)		50,000	50,001
4.0%, 11/15/2047		55,000	60,330
Visa, Inc., 2.05%, 4/15/2030 (b)		95,000	94,862
			1,731,297
Materials 0.3%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		110,000	105,565
Newmont Corp., 2.25%, 10/1/2030		40,000	37,166
Valvoline, Inc., 144A, 4.25%, 2/15/2030		10,000	9,374
			152,105
Real Estate 2.2%
American Tower Corp., (REIT), 3.8%, 8/15/2029		55,000	55,676
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		50,000	51,113
(REIT), 4.15%, 7/1/2050 (b)		35,000	34,615
Equinix, Inc.:
(REIT), 2.625%, 11/18/2024		74,000	70,578
(REIT), 3.2%, 11/18/2029		81,000	75,322
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	127,208
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		80,000	81,254
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		50,000	49,782
SBA Communications Corp.:
144A (REIT), 3.875%, 2/15/2027		80,000	80,200
(REIT), 4.0%, 10/1/2022		190,000	189,943
(REIT), 4.875%, 9/1/2024		125,000	126,719
VICI Properties LP, 144A (REIT), 4.25%, 12/1/2026		54,000	49,545
Welltower, Inc., (REIT), 3.1%, 1/15/2030		80,000	75,533
			1,067,488
Utilities 5.5%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	211,050
American Electric Power Co., Inc.:
3.2%, 11/13/2027		50,000	49,515
4.3%, 12/1/2028		20,000	21,293
Calpine Corp.:
144A, 4.5%, 2/15/2028		210,000	203,543
144A, 5.125%, 3/15/2028		100,000	92,000
Dominion Energy, Inc., 3.375%, 4/1/2030 (b)		110,000	108,895
Duke Energy Corp.:
3.4%, 6/15/2029		30,000	30,242
4.2%, 6/15/2049		30,000	30,182
Duke Energy Indiana LLC, 2.75%, 4/1/2050		50,000	46,916
Edison International, 5.75%, 6/15/2027		370,000	384,296
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	200,797
Enel Finance International NV, 144A, 4.25%, 9/14/2023		300,000	306,917
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		36,000	36,902
3.5%, 4/1/2029		58,000	59,901
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		175,000	166,250
144A, 4.25%, 7/15/2024		250,000	243,750
Oncor Electric Delivery Co. LLC, 144A, 2.75%, 5/15/2030		25,000	25,971
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	251,883
Sempra Energy, 4.0%, 2/1/2048		55,000	52,650
Southern California Edison Co., 4.875%, 3/1/2049		50,000	57,690
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	84,560
			2,665,203
Total Corporate Bonds (Cost $19,657,145)			19,048,064
Mortgage-Backed Securities Pass-Throughs 11.0%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		277,933	301,748
5.5%, 10/1/2023		7,874	8,236
Federal National Mortgage Association:
3.5%, with various maturities from 12/1/2045 until 10/1/2048		2,479,533	2,643,147
4.0%, 4/1/2047		1,612,210	1,745,884
12-month USD-LIBOR + 1.750%, 4.375% *, 9/1/2038		25,852	26,334
Government National Mortgage Association, 3.0%, 2/20/2050		598,703	633,849
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,149,929)			5,359,198
Asset-Backed 8.1%
Automobile Receivables 3.5%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		660,000	639,590
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		333,333	331,681
Hertz Vehicle Financing II LP, "A", Series 2017-1A, 144A, 2.96%, 10/25/2021		750,000	737,855
			1,709,126
Credit Card Receivables 3.3%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		300,000	276,133
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		350,000	343,966
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	995,235
			1,615,334
Miscellaneous 1.3%
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		230,000	223,972
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		45,777	45,340
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		382,918	357,535
			626,847
Total Asset-Backed (Cost $4,046,895)			3,951,307
Commercial Mortgage-Backed Securities 6.9%
Bank, "B", Series 2018-BN13, 4.548% *, 8/15/2061		500,000	489,191
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.805% *, 11/15/2034		280,000	233,814
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		450,000	445,169
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		500,000	512,003
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		600,000	552,230
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.535% *, 12/25/2024		4,854,457	105,856
"X1", Series K054, Interest Only, 1.173% *, 1/25/2026		1,811,214	102,084
GS Mortgage Securities Corp. II, "B", Series 2018-GS10, 4.373% *, 7/10/2051		500,000	487,350
Morgan Stanley Capital Barclays Bank Trust, "C", Series 2016-MART, 144A, 2.817%, 9/13/2031		500,000	459,815
Total Commercial Mortgage-Backed Securities (Cost $3,595,229)			3,387,512
Collateralized Mortgage Obligations 11.1%
Connecticut Avenue Securities Trust, "1M2", Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 2.947% *, 7/25/2039		488,912	413,025
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 3.097% *, 10/25/2030		500,000	415,553
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,279,633	119,581
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		194,286	18,160
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		951,804	149,469
Federal National Mortgage Association, "JL", Series 2019-81, 2.5%, 1/25/2050		1,164,214	1,152,726
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 2.797% *, 2/25/2050		600,000	381,121
"M2", Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.897% *, 10/25/2049		200,000	150,124
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		176,870	8,641
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		45,913	7,373
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		88,117	14,145
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		33,880	5,669
JP Morgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 2.439% *, 7/25/2050		993,054	915,041
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 2.527% *, 5/25/2050		285,055	270,663
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		428,710	424,772
JPMorgan Mortgage Trust, "A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		245,753	256,620
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		6,273	6,158
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		160,681	159,225
OBX Trust, "1A8", Series 2020-EXP1, 144A, 3.5%, 2/25/2060		476,751	464,508
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.047% *, 9/25/2048		108,108	88,889
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		6,151	5,893
Total Collateralized Mortgage Obligations (Cost $6,220,464)			5,427,356
Government & Agency Obligations 14.2%
Other Government Related (d) 0.6%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	306,085
Sovereign Bonds 0.6%
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	290,000	315,170
U.S. Treasury Obligations 13.0%
U.S. Treasury Bond:
2.25%, 8/15/2049		1,632,000	1,988,171
2.375%, 11/15/2049		388,000	483,393
U.S. Treasury Notes:
1.375%, 2/15/2023		500,000	515,840
1.5%, 2/15/2030 (e)		3,094,000	3,331,247
			6,318,651
Total Government & Agency Obligations (Cost $6,546,720)			6,939,906
Short-Term U.S. Treasury Obligations 3.7%
U.S. Treasury Bills:
0.001% **, 9/10/2020		250,000	249,872
0.022% **, 9/10/2020		250,000	249,872
1.564% **, 9/10/2020		250,000	249,872
1.595% **, 9/10/2020		90,000	89,954
1.763% **, 7/16/2020 (f)		804,000	803,813
1.131% **, 9/10/2020		150,000	149,923
Total Short-Term U.S. Treasury Obligations (Cost $1,786,635)			1,793,306
Commercial Paper 1.0%
Consolidated Edison Co. of New York, Inc., 4.382% **, 5/6/2020 (Cost $497,910)		500,000	498,115
		Shares	Value ($)
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.33% (g) (h) (Cost $2,712,500)		2,712,500	2,712,500
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 0.32% (g) (Cost $2,867,611)		2,867,611	2,867,611
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $53,081,038)		106.6	51,984,875
Other Assets and Liabilities, Net		(6.6)	(3,216,291)
Net Assets		100.0	48,768,584

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (g) (h)
3,030,000	—	317,500 (i)	—	—	2,086	—	2,712,500	2,712,500
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 0.32% (g)
163,542	16,172,543	13,468,474	—	—	5,215	—	2,867,611	2,867,611
3,193,542	16,172,543	13,785,974	—	—	7,301	—	5,580,111	5,580,111

*	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $2,691,699, which is 5.5% of net assets.
(f)	At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2020 open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2020	18	3,907,309	3,966,890	59,581
Ultra 10 Year U.S. Treasury Note	USD	6/19/2020	7	1,045,205	1,092,219	47,014
Total net unrealized appreciation						106,595
At March 31, 2020, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	6/19/2020	4	804,864	887,500	(82,636)

At March 31, 2020, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	755,000	USD	499,997	5/4/2020	35,513	Toronto-Dominion Bank
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	509,746	AUD	755,000	5/4/2020	(45,262)	Toronto-Dominion Bank
EUR	750,000	USD	818,353	5/18/2020	(10,399)	Citigroup, Inc.
Total unrealized depreciation					(55,661)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$19,048,064	$—	$19,048,064
Mortgage-Backed Securities Pass-Throughs	—	5,359,198	—	5,359,198
Asset-Backed	—	3,951,307	—	3,951,307
Commercial Mortgage-Backed Securities	—	3,387,512	—	3,387,512
Collateralized Mortgage Obligations	—	5,427,356	—	5,427,356
Government & Agency Obligations	—	6,939,906	—	6,939,906
Short-Term U.S. Treasury Obligations	—	1,793,306	—	1,793,306
Commercial Paper	—	498,115	—	498,115
Short-Term Investments (j)	5,580,111	—	—	5,580,111
Derivatives (k)
Futures Contracts	106,595	—	—	106,595
Forward Foreign Currency Contracts	—	35,513	—	35,513
Total	$5,686,706	$46,440,277	$—	$52,126,983
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(82,636)	$—	$—	$(82,636)
Forward Foreign Currency Contracts	—	(55,661)	—	(55,661)
Total	$(82,636)	$(55,661)	$—	$(138,297)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (20,148)
Interest Rate Contracts	$ 23,959	$ —